UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GoldenTree Asset Management, LP
Address: 300 Park Avenue
         20th Floor
         New York, NY  10022

13F File Number:  028-10632

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Barry Ritholz
Title:     General Counsel
Phone:     (212) 847-3420

Signature, Place, and Date of Signing:

     /s/ Barry Ritholz     New York, NY     October 20, 2004


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     22

Form13F Information Table Value Total:     $230,948 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES CORP                       COM              00130H105     3459   346200 SH       SOLE                   346200        0        0
CHINA MOBILE HONG KONG LTD     SPONSORED ADR    16941M109     6280   413235 SH       SOLE                   413235        0        0
CLEAR CHANNEL COMMUNICATIONS   COM              184502102     9728   312100 SH       SOLE                   312100        0        0
E TRADE FINANCIAL CORP         NOTE  6.000% 2/0 269246AB0     2225  2176000 PRN      SOLE                  2176000        0        0
ECHOSTAR COMMUNICATIONS NEW    CL A             278762109     5646   181800 SH       SOLE                   181800        0        0
EMMIS COMMUNICATIONS CORP      CL A             291525103     4145   229500 SH       SOLE                   229500        0        0
INSIGHT COMMUNICATIONS INC     CL A             45768V108     3838   436100 SH       SOLE                   436100        0        0
INTERNATIONAL STL GROUP INC    COM              460377104     4406   131000 SH       SOLE                   131000        0        0
LIBERTY MEDIA CORP NEW         COM SER A        530718105    11317  1297830 SH       SOLE                  1297830        0        0
NRG ENERGY INC                 COM NEW          629377508    11838   441206 SH       SOLE                   441206        0        0
NTL INC DEL                    COM              62940M104    31882   513642 SH       SOLE                   513642        0        0
OMNICARE INC                   COM              681904108     4339   153000 SH       SOLE                   153000        0        0
PG&E CORP                      COM              69331C108     5152   169467 SH       SOLE                   169467        0        0
PIONEER NAT RES CO             COM              723787107     6899   200100 SH       SOLE                   200100        0        0
PRIMEDIA INC                   COM              74157K101     1809   769600 SH       SOLE                   769600        0        0
SINCLAIR BROADCAST GROUP INC   CL A             829226109    10530  1442400 SH       SOLE                  1442400        0        0
SPRINT CORP                    COM FON          852061100     4368   217000 SH       SOLE                   217000        0        0
SPX CORP                       COM              784635104     4977   140600 SH       SOLE                   140600        0        0
ST PAUL TRAVELERS INC          COM              792860108     3141    95000 SH       SOLE                    95000        0        0
TELEWEST GLOBAL INC            COM              87956T107    48528  4176291 SH       SOLE                  4176291        0        0
TRIAD HOSPITALS INC            COM              89579K109     8290   240700 SH       SOLE                   240700        0        0
VIACOM INC                     CL B             925524308    38151  1136810 SH       SOLE                  1136810        0        0